VEHICLE DEPRECIATION AND LEASE CHARGES, NET - DOLLAR THRIFTY (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. item	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. item	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. item	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. item	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. item	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. item	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. item
Vehicle depreciation and lease charges
Depreciation of revenue-earning vehicles and other	$ 573,000,000	$ 531,400,000	$ 2,165,200,000	$ 1,921,800,000	$ 1,747,000,000	$ 94,323,000	$ 80,667,000	$ 230,391,000	$ 247,112,000	$ 317,844,000	$ 362,284,000	$ 461,178,000
Net gains from disposition of revenue-earning vehicles	(1,300,000)	(39,400,000)	(96,800,000)	(112,200,000)	42,900,000	(5,192,000)	(17,368,000)	(42,023,000)	(43,129,000)	(46,887,000)	(63,084,000)	(35,086,000)
Total	587,027,000	515,106,000	2,148,158,000	1,905,739,000	1,868,147,000	89,131,000	63,299,000	188,368,000	203,983,000	270,957,000	299,200,000	426,092,000
Average gain on Non-Program Vehicles
Number of Non-Program Vehicles sold						15,463	15,441	48,530	30,787	39,398	57,100	50,099
Average gain on vehicles sold (per vehicle)						336	1,125	866	1,401	1,190	1,105	700
Components of vehicle depreciation per vehicle per month
Average depreciable fleet (units)						120,757	113,719	113,968	110,125	108,127	103,207	105,301
Average depreciation rate						260	236	225	249	245	293	365
Average gain on vehicles sold						(14)	(50)	(41)	(43)	(36)	(51)	(28)
Average vehicle depreciation and lease charges, net						$ 246	$ 186	$ 184	$ 206	$ 209	$ 242	$ 337